Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Share premium	Other reserves	Treasury shares	Cumulative translation adjustment	Accumulated losses
Equity, beginning balance at Dec. 31, 2017	$ 249,166	$ 397	$ 452,296	$ 5,426	$ 0	$ 36	$ (208,989)
Total comprehensive loss	(123,368)			(193)		(79)	(123,096)
Net loss	(123,096)						(123,096)
Other comprehensive loss	(272)			(193)		(79)
Translation adjustment	(79)					(79)
Remeasurements of defined benefit pension	(193)			(193)
Total transactions with owners	445	4	(28)	469
Issue of share capital / capital contributions	4	4
Transaction costs	(28)		(28)
Share-based compensation expense	469			469
Equity, ending balance at Dec. 31, 2018	126,243	401	452,268	5,702	0	(43)	(332,085)
Total comprehensive loss	(117,718)			(1,346)		112	(116,484)
Net loss	(116,484)						(116,484)
Other comprehensive loss	(1,234)			(1,346)		112
Translation adjustment	112					112
Remeasurements of defined benefit pension	(1,346)			(1,346)
Total transactions with owners	102,631	3,960	97,654	1,117	(100)
Issue of share capital / capital contributions	103,392	171	103,221
Transaction costs	(1,778)		(1,778)
Transfer from share premium for par value increase	0	3,789	(3,789)
Purchase of treasury shares	(141)				(141)
Sale of treasury shares	41				41
Share-based compensation expense	1,117			1,117
Equity, ending balance at Dec. 31, 2019	111,156	4,361	549,922	5,473	(100)	69	(448,569)
Total comprehensive loss	(246,419)			(305)		176	(246,290)
Net loss	(246,290)						(246,290)
Other comprehensive loss	(129)			(305)		176
Translation adjustment	176					176
Remeasurements of defined benefit pension	(305)			(305)
Total transactions with owners	470,768	1,953	431,134	37,585	96
Shares surrendered to redeem share purchase plan promissory notes	0		11,208		(11,208)
Issuance of shares through capitalization of reserves	0	393	(393)
Issuance of shares to be held as treasury shares	0	34			(34)
Grant of shares to settle 2014 incentive plan awards	0		(29)		29
Issuance of shares at initial public offering	232,668	1,007	231,661
Sale of shares under greenshoe option	34,900		23,591		11,309
Transaction costs, initial public offering and greenshoe option	(23,355)		(23,355)
Issuance of shares at follow-on offering	204,000	519	203,481
Transaction costs, follow-on offering	(15,084)		(15,084)
Exercise of options	54		54
Share-based compensation expense	37,585			37,585
Equity, ending balance at Dec. 31, 2020	$ 335,505	$ 6,314	$ 981,056	$ 42,753	$ (4)	$ 245	$ (694,859)